Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 362	$ 478
Net discount on redemption of long-term debt	(84)	(29)
Interest Expense – Lease Liabilities (Note 20)	161	163
Unwinding of Discount on Decommissioning Liabilities (Note 27)	220	176
Other	32	37
Total finance costs excluding capitalized interest	691	825
Capitalized Interest	(20)	(5)
Finance Costs	$ 671	$ 820